Quarterly Holdings Report
for
Fidelity® Value Factor ETF
October 31, 2021
T23-NPRT1-1221
1.9880059.105

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.3%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	132,420	$3,344,929
Verizon Communications, Inc.	72,225	3,827,203
		7,172,132
Interactive Media & Services – 6.6%
Alphabet, Inc. Class A (a)	6,488	19,210,449
Facebook, Inc. Class A (a)	28,634	9,265,103
		28,475,552
Media – 2.1%
Comcast Corp. Class A	75,058	3,860,233
Discovery, Inc. Class A (a)	62,985	1,476,368
Fox Corp. Class A	50,552	2,008,937
ViacomCBS, Inc. Class B	47,233	1,710,779
		9,056,317
TOTAL COMMUNICATION SERVICES		44,704,001
CONSUMER DISCRETIONARY – 11.6%
Automobiles – 1.7%
Ford Motor Co. (a)	228,717	3,906,486
General Motors Co. (a)	60,488	3,292,362
		7,198,848
Diversified Consumer Services – 0.6%
H&R Block, Inc.	105,311	2,429,525
Hotels, Restaurants & Leisure – 1.9%
McDonald's Corp.	18,445	4,529,170
Starbucks Corp.	33,602	3,564,164
		8,093,334
Household Durables – 2.4%
Lennar Corp. Class A	27,526	2,750,673
PulteGroup, Inc.	51,227	2,462,994
Toll Brothers, Inc. (b)	45,653	2,746,941
Whirlpool Corp. (b)	12,342	2,602,064
		10,562,672
Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc. (a)	5,051	17,034,144
Multiline Retail – 0.6%
Kohl's Corp.	51,838	2,515,698
Specialty Retail – 0.5%
Foot Locker, Inc.	48,769	2,324,818
TOTAL CONSUMER DISCRETIONARY		50,159,039
CONSUMER STAPLES – 5.3%
Food & Staples Retailing – 1.6%
The Kroger Co.	42,432	1,698,129
Walgreens Boots Alliance, Inc.	38,276	1,799,737
Walmart, Inc.	23,748	3,548,426
		7,046,292
Food Products – 0.9%
Archer-Daniels-Midland Co.	30,410	1,953,539
Tyson Foods, Inc. Class A	23,760	1,900,087

	Shares	Value

		3,853,626
Household Products – 1.6%
Kimberly-Clark Corp.	14,314	$1,853,520
The Procter & Gamble Co.	34,697	4,961,324
		6,814,844
Tobacco – 1.2%
Altria Group, Inc.	49,311	2,175,108
Philip Morris International, Inc.	30,226	2,857,566
		5,032,674
TOTAL CONSUMER STAPLES		22,747,436
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Chevron Corp.	26,295	3,010,514
ConocoPhillips	26,128	1,946,275
EOG Resources, Inc.	15,834	1,464,012
Exxon Mobil Corp.	54,655	3,523,608
Marathon Oil Corp.	67,907	1,108,242
Occidental Petroleum Corp.	35,416	1,187,498
TOTAL ENERGY		12,240,149
FINANCIALS – 11.3%
Banks – 2.1%
Citigroup, Inc.	59,348	4,104,508
Wells Fargo & Co.	98,684	5,048,673
		9,153,181
Capital Markets – 1.0%
Goldman Sachs Group, Inc.	10,417	4,305,867
Consumer Finance – 2.7%
Ally Financial, Inc.	56,435	2,694,207
Capital One Financial Corp.	21,115	3,188,998
Discover Financial Services	24,267	2,749,936
Synchrony Financial	61,257	2,845,388
		11,478,529
Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (a)	28,555	8,195,571
Insurance – 2.3%
Athene Holding Ltd. Class A (a)	41,443	3,605,955
MetLife, Inc.	53,272	3,345,482
The Allstate Corp.	24,074	2,977,232
		9,928,669
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
AGNC Investment Corp.	174,990	2,785,841
Annaly Capital Management, Inc.	335,073	2,834,717
		5,620,558
TOTAL FINANCIALS		48,682,375
HEALTH CARE – 13.2%
Biotechnology – 2.7%
AbbVie, Inc.	41,694	4,781,051
Amgen, Inc.	17,573	3,637,084

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc.	52,485	$ 3,405,227
		11,823,362
Health Care Equipment & Supplies – 0.6%
Quidel Corp. (a)	19,617	2,604,549
Health Care Providers & Services – 3.7%
Anthem, Inc.	9,797	4,262,968
CVS Health Corp.	47,742	4,262,406
UnitedHealth Group, Inc.	16,159	7,440,735
		15,966,109
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	3,841	3,052,366
Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	62,784	3,666,586
Jazz Pharmaceuticals PLC (a)	19,249	2,560,887
Johnson & Johnson	42,243	6,880,540
Merck & Co., Inc.	61,922	5,452,232
Pfizer, Inc.	117,360	5,133,326
		23,693,571
TOTAL HEALTH CARE		57,139,957
INDUSTRIALS – 8.8%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.	7,582	2,519,650
Air Freight & Logistics – 1.3%
FedEx Corp.	9,161	2,157,690
United Parcel Service, Inc. Class B	16,961	3,620,665
		5,778,355
Building Products – 0.4%
Owens Corning	20,385	1,904,163
Industrial Conglomerates – 0.6%
3M Co.	15,163	2,709,325
Machinery – 3.3%
Caterpillar, Inc.	14,419	2,941,620
Cummins, Inc.	9,582	2,298,147
Deere & Co.	8,205	2,808,654
Oshkosh Corp.	16,976	1,816,432
PACCAR, Inc.	26,617	2,385,415
Snap-on, Inc.	8,856	1,799,805
		14,050,073
Professional Services – 0.4%
ManpowerGroup, Inc.	16,483	1,593,082
Road & Rail – 2.2%
CSX Corp.	80,363	2,906,730
Norfolk Southern Corp.	9,785	2,867,494
Union Pacific Corp.	15,095	3,643,933
		9,418,157
TOTAL INDUSTRIALS		37,972,805

	Shares	Value
INFORMATION TECHNOLOGY – 28.1%
IT Services – 8.1%
Accenture PLC Class A	16,235	$ 5,824,956
Alliance Data Systems Corp.	34,837	2,969,854
Amdocs Ltd.	42,918	3,340,737
Cognizant Technology Solutions Corp. Class A	48,413	3,780,571
DXC Technology Co. (a)	84,335	2,746,791
International Business Machines Corp.	31,106	3,891,361
Mastercard, Inc. Class A	17,251	5,788,055
Visa, Inc. Class A	30,080	6,370,042
		34,712,367
Semiconductors & Semiconductor Equipment – 2.9%
Intel Corp.	99,095	4,855,655
Micron Technology, Inc.	50,062	3,459,284
QUALCOMM, Inc.	32,834	4,368,235
		12,683,174
Software – 10.1%
Microsoft Corp.	86,158	28,571,716
Oracle Corp.	53,555	5,138,067
Salesforce.com, Inc. (a)	22,284	6,678,292
VMware, Inc. Class A (a)	20,773	3,151,264
		43,539,339
Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	178,198	26,694,060
HP, Inc.	120,341	3,649,943
		30,344,003
TOTAL INFORMATION TECHNOLOGY		121,278,883
MATERIALS – 2.7%
Chemicals – 0.8%
Dow, Inc.	21,665	1,212,590
LyondellBasell Industries N.V. Class A	11,535	1,070,679
The Mosaic Co.	31,677	1,316,813
		3,600,082
Containers & Packaging – 0.5%
International Paper Co.	19,003	943,879
Westrock Co.	20,543	988,118
		1,931,997
Metals & Mining – 1.2%
Freeport-McMoRan, Inc.	38,807	1,463,800
Newmont Corp.	22,149	1,196,046
Nucor Corp.	11,525	1,286,766
United States Steel Corp. (b)	36,929	974,557
		4,921,169
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	16,666	982,127
Sylvamo Corp. (a)	1,720	48,435
		1,030,562
TOTAL MATERIALS		11,483,810

Quarterly Report	3

Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.7%
Alexandria Real Estate Equities, Inc.	4,294	$ 876,577
American Tower Corp.	6,683	1,884,406
Kilroy Realty Corp.	10,187	686,400
Kimco Realty Corp.	34,286	774,864
Medical Properties Trust, Inc.	35,371	754,464
Omega Healthcare Investors, Inc.	19,656	577,100
Prologis, Inc.	12,031	1,744,014
Simon Property Group, Inc.	7,799	1,143,177
SL Green Realty Corp.	9,057	634,624
VICI Properties, Inc.	25,135	737,712
Welltower, Inc.	11,164	897,586
Weyerhaeuser Co.	25,045	894,607
		11,605,531
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	9,523	991,154
Jones Lang LaSalle, Inc. (a)	2,945	760,487
		1,751,641
TOTAL REAL ESTATE		13,357,172
UTILITIES – 2.5%
Electric Utilities – 1.5%
Duke Energy Corp.	17,912	1,827,203
Exelon Corp.	32,919	1,750,962
NRG Energy, Inc.	28,750	1,146,837
PG&E Corp. (a)	148,045	1,717,322
		6,442,324
Multi-Utilities – 1.0%
Consolidated Edison, Inc.	18,082	1,363,383
Public Service Enterprise Group, Inc.	22,322	1,424,144

	Shares	Value

Sempra Energy	11,451	$ 1,461,491
		4,249,018
TOTAL UTILITIES		10,691,342
TOTAL COMMON STOCKS (Cost $370,329,145)		430,456,969
Money Market Funds – 1.7%

Fidelity Cash Central Fund, 0.06% (c)	1,063,815	1,064,028
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	6,119,796	6,120,408
TOTAL MONEY MARKET FUNDS (Cost $7,184,436)		7,184,436
TOTAL INVESTMENT IN SECURITIES – 101.4% (Cost $377,513,581)		437,641,405
NET OTHER ASSETS (LIABILITIES) (e) – (1.4%)		(5,869,643)
NET ASSETS – 100.0%		$ 431,771,762

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $65,550 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts (United States)	1	December 2021	$ 229,850	$ 6,901	$ 6,901
CME Micro E-mini S&P 500 Index Future Contracts (United States)	47	December 2021	1,080,295	29,182	29,182
Total Equity Index Contracts					$ 36,083
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$647,052	$ 3,250,553	$ 2,833,577	$ 165	$—	$—	$1,064,028	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	3,639,908	15,076,136	12,595,636	17,512	—	—	$6,120,408	0.0%
Total	$4,286,960	$18,326,689	$15,429,213	$17,677	$—	$—	$7,184,436
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Quarterly Report	5

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7